Debt - Schedule of Debt Discount Amortization (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 11,891
2025	10,664
2026	9,555
2027	5,852
2028	1,677
Thereafter	$ 2,667